Document and Entity Information	Sep. 09, 2025
Prospectus Line Items
Document Type	497
Document Period End Date	Sep. 09, 2025
Entity Central Index Key	0000880195
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Investment Company Type	N-1A